                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837
                           --------------------------

                          THE SELECT SECTOR SPDR TRUST
                          ----------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET

                           BOSTON, MASSACHUSETTS 02111
                          ----------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:

Ryan M. Louvar, Esq.                        Stuart Strauss, Esq.
State Street Bank and Trust Company         Clifford Chance US LLP
One Lincoln Street                          31 West 52nd Street
Boston, MA 02111                            New York, New York 10019




Registrant's telephone number, including area code:  (303) 623-2577
                                                     --------------

Date of fiscal year end:  September 30, 2007

Date of reporting period:  June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------


COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 2.2%
Goodyear Tire & Rubber Co.
  (The) (a)..................        102,876   $  3,575,970
Johnson Controls, Inc. ......         98,568     11,411,217
                                               ------------
                                                 14,987,187
                                               ------------
AUTOMOBILES -- 4.0%
Ford Motor Co. ..............        939,024      8,845,606
General Motors Corp. ........        282,655     10,684,359
Harley-Davidson, Inc. .......        128,697      7,671,628
                                               ------------
                                                 27,201,593
                                               ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ...........         84,627      4,197,499
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
Apollo Group, Inc. (Class A)
  (a)........................         69,925      4,085,718
Block (H&R), Inc. ...........        161,322      3,770,095
                                               ------------
                                                  7,855,813
                                               ------------
HOTELS RESTAURANTS & LEISURE -- 15.1%
Carnival Corp. ..............        221,011     10,778,706
Darden Restaurants, Inc. ....         70,902      3,118,979
Harrah's Entertainment,
  Inc. ......................         93,241      7,949,728
Hilton Hotels Corp. .........        194,699      6,516,576
International Game
  Technology.................        166,429      6,607,231
Marriott International, Inc.
  (Class A)..................        163,665      7,076,875
McDonald's Corp. ............        597,045     30,306,004
Starbucks Corp. (a)..........        370,660      9,726,118
Starwood Hotels & Resorts
  Worldwide, Inc. ...........        107,511      7,210,763
Wendy's International,
  Inc. ......................         43,089      1,583,521
Wyndham Worldwide Corp. (a)..         91,467      3,316,593
Yum Brands, Inc. ............        261,622      8,560,272
                                               ------------
                                                102,751,366
                                               ------------
HOUSEHOLD DURABLES -- 5.7%
Black & Decker Corp. ........         32,938      2,908,755
Centex Corp. ................         59,275      2,376,928
D.R. Horton, Inc. ...........        135,650      2,703,505
Fortune Brands, Inc. ........         76,303      6,285,078
Harman International
  Industries, Inc. ..........         32,503      3,796,350
KB HOME......................         38,449      1,513,737
Leggett & Platt, Inc. .......         88,665      1,955,063
Lennar Corp. (Class A).......         69,521      2,541,688
Newell Rubbermaid, Inc. .....        139,248      4,098,069
Pulte Homes, Inc. ...........        105,318      2,364,389
Snap-on, Inc. ...............         29,183      1,474,033
Stanley Works (The)..........         41,627      2,526,759
Whirlpool Corp. .............         39,416      4,383,059
                                               ------------
                                                 38,927,413
                                               ------------
INTERNET & CATALOG RETAIL -- 2.1%
Amazon.com, Inc. (a).........        155,401     10,630,982
IAC/InterActiveCorp (a)......        109,045      3,774,048
                                               ------------
                                                 14,405,030
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
Brunswick Corp. .............         44,784      1,461,302
Eastman Kodak Co. ...........        143,730      4,000,006
Hasbro, Inc. ................         79,592      2,499,985
Mattel, Inc. ................        196,485      4,969,105
                                               ------------
                                                 12,930,398
                                               ------------
MEDIA -- 32.9%
CBS Corp. ...................        366,199     12,201,751
Citadel Broadcasting Corp. ..          2,194         14,151
Clear Channel Communications,
  Inc. ......................        247,946      9,377,318
Comcast Corp. (Class A) (a)..      1,554,635     43,716,336
DIRECTV Group, Inc. (The)
  (a)........................        384,361      8,882,583
Disney (Walt) Co. (The)......        990,682     33,821,883
Dow Jones & Co., Inc. .......         32,448      1,864,138
Gannett Co., Inc. ...........        117,224      6,441,459
Interpublic Group of
  Companies, Inc. (a)........        232,227      2,647,388
McGraw-Hill Cos, Inc. (The)..        172,146     11,719,700
Meredith Corp. ..............         19,259      1,186,354
New York Times Co. (The)
  (Class A)..................         71,787      1,823,390
News Corp. (Class A).........      1,164,025     24,688,970
Omnicom Group, Inc. .........        165,684      8,767,997
Scripps (E.W.) Co. (The)
  (Class A)..................         41,383      1,890,789
Time Warner, Inc. ...........      1,893,001     39,828,741
Tribune Co. .................         42,457      1,248,236
Viacom, Inc. (Class B) (a)...        344,504     14,341,701
                                               ------------
                                                224,462,885
                                               ------------
MULTILINE RETAIL -- 11.3%
Big Lots, Inc. (a)...........         54,208      1,594,799
Dillard's, Inc. (Class A)....         30,260      1,087,242
Dollar General Corp. ........        157,119      3,444,048
Family Dollar Stores, Inc. ..         75,140      2,578,805
Federated Department Stores,
  Inc. ......................        229,597      9,133,369
J.C. Penney Co., Inc.
  (Holding Co.)..............        112,452      8,139,276
Kohl's Corp. (a).............        161,388     11,463,390
Nordstrom, Inc. .............        112,368      5,744,252
Sears Holdings Corp. (a).....         41,214      6,985,773
Target Corp. ................        426,110     27,100,596
                                               ------------
                                                 77,271,550
                                               ------------
SPECIALTY RETAIL -- 18.4%
Abercrombie & Fitch Co.
  (Class A)..................         44,485      3,246,515
AutoNation, Inc. (a).........         74,556      1,673,037
AutoZone, Inc. (a)...........         23,972      3,275,055
Bed Bath & Beyond, Inc. (a)..        137,385      4,944,486
Best Buy Co., Inc. ..........        202,204      9,436,861
Circuit City Stores, Inc. ...         70,559      1,064,030
Gap, Inc. (The)..............        264,701      5,055,789
Home Depot, Inc. ............        986,937     38,835,971
Limited Brands, Inc. ........        171,029      4,694,746
Lowe's Companies, Inc. ......        752,918     23,107,053
Office Depot, Inc. (a).......        138,140      4,185,642
OfficeMax, Inc. .............         37,199      1,461,921
RadioShack Corp. ............         67,777      2,246,130
Sherwin-Williams Co. (The)...         55,254      3,672,733
Staples, Inc. ...............        357,458      8,482,478
Tiffany & Co. ...............         68,193      3,618,321
TJX Cos, Inc. (The)..........        227,235      6,248,962
                                               ------------
                                                125,249,730
                                               ------------

TEXTILES, APPAREL & LUXURY GOODS -- 4.5%
Coach, Inc. (a)..............        185,399      8,786,059
Jones Apparel Group, Inc. ...         54,000      1,525,500
Liz Claiborne, Inc. .........         52,183      1,946,426
NIKE, Inc. (Class B).........        189,314     11,035,113
Polo Ralph Lauren Corp.
  (Class A)..................         30,378      2,980,385
V.F. Corp. ..................         44,719      4,095,366
                                               ------------
                                                 30,368,849
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $717,190,845)........                   680,609,313
                                               ------------


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES        VALUE
--------------------               ---------   ------------

SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $1,057,967)..........      1,057,967   $  1,057,967
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $718,248,812)........                   681,667,280
OTHER ASSETS AND
  LIABILITIES  -- 0.0% (b)...                       143,430
                                               ------------
NET ASSETS -- 100.0%.........                  $681,810,710
                                               ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 99.7%
BEVERAGES -- 15.8%
Anheuser-Busch Cos, Inc. ...      1,070,076   $   55,815,164
Brown-Forman Corp. (Class
  B)........................        149,128       10,898,274
Coca-Cola Co. (The).........      1,538,652       80,486,886
Coca-Cola Enterprises,
  Inc. .....................        528,035       12,672,840
Constellation Brands, Inc.
  (Class A) (a).............        382,640        9,290,499
Molson Coors Brewing Co.
  (Class B).................        103,802        9,597,533
Pepsi Bottling Group, Inc.
  (The).....................        285,197        9,605,435
PepsiCo, Inc. ..............      1,069,542       69,359,799
                                              --------------
                                                 257,726,430
                                              --------------
FOOD & STAPLES RETAILING -- 27.4%
Costco Wholesale Corp. .....        648,560       37,953,731
CVS/ Caremark Corp. ........      2,259,233       82,349,043
Kroger Co. .................      1,106,139       31,115,690
Safeway, Inc. ..............        716,384       24,378,548
SUPERVALU, Inc. ............        431,343       19,979,808
Sysco Corp. ................        916,539       30,236,622
Wal-Mart Stores, Inc. ......      3,169,150      152,467,806
Walgreen Co. ...............      1,387,004       60,390,154
Whole Foods Market, Inc. ...        183,644        7,033,565
                                              --------------
                                                 445,904,967
                                              --------------
FOOD PRODUCTS -- 18.5%
Archer-Daniels-Midland
  Co. ......................        991,279       32,801,422
Campbell Soup Co. ..........        419,098       16,265,193
ConAgra Foods, Inc. ........        813,882       21,860,871
Dean Foods Co. .............        168,468        5,369,075
General Mills, Inc. ........        519,098       30,325,705
H.J. Heinz Co. .............        522,138       24,785,891
Hershey Co. (The)...........        284,521       14,402,453
Kellogg Co. ................        403,924       20,919,224
Kraft Foods, Inc. (Class
  A)........................      2,097,674       73,943,009
McCormick & Co., Inc. ......        279,233       10,661,116
Sara Lee Corp. .............      1,131,853       19,694,242
Tyson Foods, Inc. (Class
  A)........................        528,547       12,177,723
Wm. Wrigley Jr., Co. .......        342,774       18,958,830
                                              --------------
                                                 302,164,754
                                              --------------
HOUSEHOLD PRODUCTS -- 22.0%
Clorox Co. .................        257,823       16,010,808
Colgate-Palmolive Co. ......        729,697       47,320,851
Kimberly-Clark Corp. .......        653,115       43,686,862
Procter & Gamble Co. .......      4,114,885      251,789,813
                                              --------------
                                                 358,808,334
                                              --------------
PERSONAL PRODUCTS -- 2.0%
Avon Products, Inc. ........        685,232       25,182,276
Estee Lauder Cos, Inc. (The)
  (Class A).................        151,897        6,912,832
                                              --------------
                                                  32,095,108
                                              --------------
TOBACCO -- 14.0%
Altria Group, Inc. .........      2,746,213      192,619,380
Reynolds American, Inc. ....        295,834       19,288,377
UST, Inc. ..................        292,510       15,710,712
                                              --------------
                                                 227,618,469
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $1,565,784,690).....                   1,624,318,062
                                              --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $803,880)...........        803,880          803,880
                                              --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,566,588,570).....                   1,625,121,942
OTHER ASSETS AND
  LIABILITIES -- 0.2%.......                       3,413,840
                                              --------------
NET ASSETS -- 100.0%........                  $1,628,535,782
                                              ==============




(a) Non-income producing security

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------


COMMON STOCKS -- 99.8%
ENERGY EQUIPMENT & SERVICES -- 22.3%
Baker Hughes, Inc. .........       1,331,688   $  112,034,911
BJ Services Co. ............       1,615,915       45,956,623
ENSCO International, Inc. ..         491,818       30,005,816
Halliburton Co. ............       3,595,467      124,043,611
Nabors Industries Ltd. (a)..       1,515,877       50,599,974
National-Oilwell Varco, Inc.
  (a).......................         923,182       96,232,492
Noble Corp. ................         737,138       71,885,698
Rowan Cos., Inc. ...........         988,964       40,527,745
Schlumberger Ltd. ..........       2,760,344      234,463,619
Smith International, Inc. ..         654,401       38,374,075
Transocean, Inc. (a)........       1,192,983      126,432,338
Weatherford International
  Ltd. (a)..................       1,572,350       86,856,614
                                               --------------
                                                1,057,413,516
                                               --------------
OIL, GAS & CONSUMABLE FUELS -- 77.5%
Anadarko Petroleum Corp. ...       1,975,009      102,680,718
Apache Corp. ...............       1,396,973      113,979,027
Chesapeake Energy Corp. ....       2,076,711       71,854,201
Chevron Corp. ..............       7,275,303      612,871,525
ConocoPhillips..............       5,619,998      441,169,843
Consol Energy, Inc. ........       1,225,642       56,514,353
Devon Energy Corp. .........       1,775,090      138,971,796
El Paso Corp. ..............       3,759,923       64,783,473
EOG Resources, Inc. ........       1,105,461       80,764,981
Exxon Mobil Corp. ..........      11,853,595      994,279,549
Hess Corp. .................       1,425,442       84,044,060
Marathon Oil Corp. .........       2,742,030      164,412,119
Murphy Oil Corp. ...........       1,039,185       61,769,156
Occidental Petroleum
  Corp. ....................       3,129,054      181,109,646
Peabody Energy Corp. .......         862,351       41,720,541
Spectra Energy Corp. .......       2,062,058       53,531,026
Sunoco, Inc. ...............         689,772       54,961,033
Valero Energy Corp. ........       2,136,384      157,793,322
Williams Cos., Inc. (The)...       2,802,349       88,610,275
XTO Energy, Inc. ...........       1,749,724      105,158,412
                                               --------------
                                                3,670,979,056
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $4,699,422,210).....                    4,728,392,572
                                               --------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $7,033,553).........       7,033,553        7,033,553
                                               --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $4,706,455,763).....                    4,735,426,125
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)...                          540,794
                                               --------------
NET ASSETS -- 100.0%........                   $4,735,966,919
                                               ==============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 17.8%
Ameriprise Financial,
  Inc. .....................        174,506   $   11,093,346
Bank of New York Co., Inc.
  (The).....................        558,301       23,135,994
Bear Stearns Cos., Inc. ....         88,122       12,337,080
Charles Schwab Corp. (The)..        748,558       15,360,410
E*Trade Financial Corp.
  (a).......................        313,491        6,925,016
Federated Investors, Inc.
  (Class B).................         65,428        2,507,855
Franklin Resources, Inc. ...        122,185       16,185,847
Goldman Sachs Group, Inc. ..        298,863       64,778,555
Janus Capital Group, Inc. ..        139,911        3,895,122
Legg Mason, Inc. ...........         96,361        9,479,995
Lehman Brothers Holdings,
  Inc. .....................        391,036       29,140,003
Mellon Financial Corp. .....        305,173       13,427,612
Merrill Lynch & Co., Inc. ..        637,153       53,253,248
Morgan Stanley..............        771,209       64,689,011
Northern Trust Corp. .......        138,723        8,911,566
State Street Corp. (b)......        295,775       20,231,010
T. Rowe Price Group, Inc. ..        195,013       10,119,225
                                              --------------
                                                 365,470,895
                                              --------------
COMMERCIAL BANKS -- 18.1%
BB&T Corp. .................        397,654       16,176,565
Comerica, Inc. .............        116,267        6,914,398
Commerce Bancorp, Inc. .....        137,340        5,080,207
Compass Bancshares, Inc. ...         95,756        6,605,249
Fifth Third Bancorp.........        403,736       16,056,581
First Horizon National
  Corp. ....................         91,417        3,565,263
Huntington Bancshares,
  Inc. .....................        277,941        6,320,378
KeyCorp.....................        290,899        9,986,563
M & T Bank Corp. ...........         56,556        6,045,836
Marshall & Ilsley Corp. ....        187,320        8,922,052
National City Corp. ........        427,694       14,250,764
PNC Financial Services
  Group.....................        254,192       18,195,063
Regions Financial Corp. ....        517,360       17,124,616
SunTrust Banks, Inc. .......        262,257       22,485,915
Synovus Financial Corp. ....        240,383        7,379,758
U.S. Bancorp................      1,271,840       41,907,128
Wachovia Corp. .............      1,400,091       71,754,664
Wells Fargo & Co. ..........      2,443,907       85,952,209
Zions Bancorp...............         80,634        6,201,561
                                              --------------
                                                 370,924,770
                                              --------------
CONSUMER FINANCE -- 4.6%
American Express Co. .......        869,610       53,202,740
Capital One Financial
  Corp. ....................        303,028       23,769,516
SLM Corp. ..................        301,182       17,342,060
                                              --------------
                                                  94,314,316
                                              --------------
DIVERSIFIED FINANCIAL SERVICES -- 24.3%
Bank of America Corp. ......      3,257,568      159,262,500
Chicago Mercantile Exchange
  Holdings, Inc. ...........         26,262       14,033,362
CIT Group, Inc. ............        142,560        7,816,565
Citigroup, Inc. ............      3,630,932      186,230,502
JPMorgan Chase & Co. .......      2,500,235      121,136,386
Moody's Corp. ..............        170,119       10,581,402
                                              --------------
                                                 499,060,717
                                              --------------
INSURANCE -- 22.6%
ACE Ltd. ...................        239,831       14,994,234
AFLAC, Inc. ................        361,307       18,571,180
Allstate Corp. .............        444,083       27,315,545
Ambac Financial Group,
  Inc. .....................         75,478        6,580,927
American International
  Group, Inc. ..............      1,898,664      132,963,440
Aon Corp. ..................        217,243        9,256,724
Assurant, Inc. .............         74,835        4,409,278
Chubb Corp. ................        297,769       16,121,214
Cincinnati Financial
  Corp. ....................        127,193        5,520,176
Genworth Financial, Inc.
  (Class A).................        311,513       10,716,047
Hartford Financial Services
  Group, Inc. (The).........        232,419       22,895,596
Lincoln National Corp. .....        200,958       14,257,970
Loews Corp. ................        327,136       16,677,393
Marsh & McLennan Cos,
  Inc. .....................        405,093       12,509,272
MBIA, Inc. .................         97,114        6,042,433
MetLife, Inc. ..............        542,461       34,977,885
Principal Financial Group...        196,638       11,462,029
Progressive Corp. (The).....        547,110       13,092,342
Prudential Financial,
  Inc. .....................        341,989       33,251,591
SAFECO Corp. ...............         77,405        4,819,235
Torchmark Corp. ............         70,901        4,750,367
Travelers Cos, Inc. (The)...        485,452       25,971,682
Unum Group..................        252,500        6,592,775
XL Capital Ltd. (Class A)...        137,278       11,571,163
                                              --------------
                                                 465,320,498
                                              --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.8%
Apartment Investment &
  Management Co. (Class A)..         71,909        3,625,652
Archstone-Smith Trust.......        161,706        9,558,442
AvalonBay Communities,
  Inc. .....................         58,053        6,901,341
Boston Properties, Inc. ....         87,225        8,908,289
Developers Diversified
  Realty Corp. .............         94,502        4,981,200
Equity Residential
  Properties Trust..........        216,674        9,886,835
General Growth Properties,
  Inc. .....................        202,900       10,743,555
Host Hotels & Resorts,
  Inc. .....................        383,111        8,857,526
Kimco Realty Corp. .........        166,480        6,337,894
Plum Creek Timber Co.,
  Inc. .....................        130,450        5,434,547
ProLogis....................        187,627       10,675,976
Public Storage, Inc. .......         90,059        6,918,332
Simon Property Group,
  Inc. .....................        165,274       15,377,093
Vornado Realty Trust........         95,548       10,494,992
                                              --------------
                                                 118,701,674
                                              --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc.
  (Class A) (a).............        136,172        4,970,278
                                              --------------
THRIFTS & MORTGAGE FINANCE -- 6.5%
Countrywide Financial
  Corp. ....................        439,018       15,958,304
Fannie Mae..................        711,737       46,497,778
Freddie Mac.................        483,741       29,363,079
Hudson City Bancorp, Inc. ..        365,411        4,465,322
MGIC Investment Corp. ......         61,009        3,468,972
Sovereign Bancorp, Inc. ....        266,168        5,626,792
Washington Mutual, Inc. ....        656,363       27,987,318
                                              --------------
                                                 133,367,565
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $2,180,511,643).....                   2,052,130,713
                                              --------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $2,737,132).........      2,737,132        2,737,132
                                              --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,183,248,775).....                   2,054,867,845
OTHER ASSETS AND
  LIABILITIES -- 0.0% (c)...                        (821,991)
                                              --------------
NET ASSETS -- 100.0%........                  $2,054,045,854
                                              ==============


THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.
(c) Amount shown represents less than 0.05% of net assets.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------





                                                        SHARES PURCHASED FOR    SHARES SOLD FOR     NUMBER OF
SECURITY                            NUMBER OF SHARES       THE NINE MONTHS      THE NINE MONTHS    SHARES HELD
DESCRIPTION                          HELD AT 9/30/06        ENDED 6/30/07        ENDED 6/30/07      AT 6/30/07
-----------                         ----------------    --------------------    ---------------    -----------


State Street Corp.                       241,468               911,069              856,762          295,775
(Cost $20,535,833)




                                                         REALIZED GAIN (LOSS)
                                   INCOME EARNED FOR    ON SHARES SOLD DURING      DIVIDEND
SECURITY                            THE NINE MONTHS        THE NINE MONTHS        RECEIVABLE
DESCRIPTION                          ENDED 6/30/07          ENDED 6/30/07         AT 6/30/07
-----------                        -----------------    ---------------------     ----------


State Street Corp.                      $173,612              $1,798,844            $57,236

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 9.8%
Amgen, Inc. (a).............      1,506,445   $   83,291,344
Biogen Idec, Inc. (a).......        379,542       20,305,497
Celgene Corp. (a)...........        493,503       28,292,527
Genzyme Corp. (a)...........        350,109       22,547,020
Gilead Sciences, Inc. (a)...      1,213,068       47,030,646
                                              --------------
                                                 201,467,034
                                              --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 15.6%
Bausch & Lomb, Inc. ........         78,722        5,466,456
Baxter International,
  Inc. .....................        858,946       48,393,018
Becton, Dickinson and Co. ..        326,774       24,344,663
Biomet, Inc. ...............        328,640       15,025,421
Boston Scientific Corp.
  (a).......................      1,555,938       23,868,089
C.R. Bard, Inc. ............        142,896       11,807,496
Covidien Ltd. ..............        655,000       28,230,500
Hospira, Inc. (a)...........        202,412        7,902,164
Medtronic, Inc. ............      1,502,984       77,944,750
St. Jude Medical, Inc. (a)..        451,064       18,714,645
Stryker Corp. ..............        394,387       24,881,876
Varian Medical Systems,
  Inc.(a)...................        165,582        7,038,891
Zimmer Holdings, Inc. (a)...        312,612       26,537,633
                                              --------------
                                                 320,155,602
                                              --------------
HEALTH CARE PROVIDERS & SERVICES -- 19.2%
Aetna, Inc. ................        689,064       34,039,762
AmerisourceBergen Corp. ....        257,663       12,746,589
Cardinal Health, Inc. ......        504,678       35,650,454
CIGNA Corp. ................        386,835       20,200,524
Coventry Health Care, Inc.
  (a).......................        203,056       11,706,178
Express Scripts, Inc. (a)...        372,589       18,633,176
Humana, Inc. (a)............        234,553       14,286,623
Laboratory Corp. of America
  Holdings (a)..............        152,781       11,956,641
Manor Care, Inc. ...........        103,695        6,770,247
McKesson Corp. .............        395,297       23,575,513
Medco Health Solutions, Inc.
  (a).......................        374,245       29,187,367
Patterson Cos., Inc. (a)....        180,787        6,737,931
Quest Diagnostics, Inc. ....        212,927       10,997,680
Tenet Healthcare Corp. (a)..        644,088        4,193,013
UnitedHealth Group, Inc. ...      1,755,081       89,754,842
WellPoint, Inc. (a).........        818,347       65,328,641
                                              --------------
                                                 395,765,181
                                              --------------
HEALTH CARE TECHNOLOGY -- 0.4%
IMS Health, Inc. ...........        266,651        8,567,497
                                              --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.6%
Applera Corp. -- Applied
  Biosystems Group..........        253,599        7,744,913
Millipore Corp. (a).........         80,476        6,042,943
PerkinElmer, Inc. ..........        155,557        4,053,815
Thermo Electron Corp. (a)...        548,109       28,348,198
Waters Corp. (a)............        131,086        7,781,265
                                              --------------
                                                  53,971,134
                                              --------------
PHARMACEUTICALS -- 52.3%
Abbott Laboratories.........      1,696,107       90,826,530
Allergan, Inc. .............        410,616       23,667,906
Barr Pharmaceuticals, Inc.
  (a).......................        142,527        7,159,131
Bristol-Myers Squibb Co. ...      2,569,692       81,099,480
Eli Lilly and Co. ..........      1,281,708       71,621,843
Forest Laboratories, Inc.
  (a).......................        417,828       19,073,848
Johnson & Johnson...........      3,762,797      231,863,551
King Pharmaceuticals, Inc.
  (a).......................        340,831        6,973,402
Merck & Co., Inc. ..........      2,815,423      140,208,065
Mylan Laboratories, Inc. ...        327,033        5,948,730
Pfizer, Inc. ...............      9,117,101      233,124,273
Schering-Plough Corp. ......      1,955,887       59,537,200
Watson Pharmaceuticals, Inc.
  (a).......................        142,388        4,631,882
Wyeth.......................      1,755,935      100,685,313
                                              --------------
                                               1,076,421,154
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $2,072,504,213).....                   2,056,347,602
                                              --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $2,269,981).........      2,269,981        2,269,981
                                              --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,074,774,194).....                   2,058,617,583
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)...                        (173,118)
                                              --------------
NET ASSETS -- 100.0%........                  $2,058,444,465
                                              ==============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 102.5%
AEROSPACE & DEFENSE -- 25.0%
Boeing Co. .................        709,891   $   68,263,119
General Dynamics Corp. .....        380,307       29,747,614
Goodrich Corp. .............        166,274        9,903,279
Honeywell International,
  Inc. .....................        710,039       39,960,995
L-3 Communications Holdings,
  Inc. .....................        107,854       10,503,901
Lockheed Martin Corp. ......        324,456       30,541,043
Northrop Grumman Corp. .....        321,816       25,059,812
Precision Castparts Corp. ..        118,818       14,419,753
Raytheon Co. ...............        419,244       22,593,059
Rockwell Collins, Inc. .....        186,691       13,187,852
United Technologies Corp. ..        891,753       63,252,040
                                              --------------
                                                 327,432,467
                                              --------------
AIR FREIGHT & LOGISTICS -- 8.2%
CH Robinson Worldwide,
  Inc. .....................        147,783        7,761,563
FedEx Corp. ................        284,936       31,619,348
United Parcel Service, Inc.
  (Class B).................        930,784       67,947,232
                                              --------------
                                                 107,328,143
                                              --------------
AIRLINES -- 0.8%
Southwest Airlines Co. .....        738,956       11,017,834
                                              --------------
BUILDING PRODUCTS -- 1.6%
American Standard Cos,
  Inc. .....................        188,544       11,120,325
Masco Corp. ................        362,886       10,331,364
                                              --------------
                                                  21,451,689
                                              --------------
COMMERCIAL SERVICES & SUPPLIES -- 6.2%
Allied Waste Industries,
  Inc. (a)..................        351,615        4,732,738
Avery Dennison Corp. .......         97,790        6,501,079
Cintas Corp. ...............        140,474        5,538,890
Equifax, Inc. ..............        170,847        7,589,024
Monster Worldwide, Inc.
  (a).......................        183,549        7,543,864
Pitney Bowes, Inc. .........        217,397       10,178,528
R.R. Donnelley & Sons Co. ..        275,333       11,979,739
Robert Half International,
  Inc. .....................        203,011        7,409,901
Waste Management, Inc. .....        487,427       19,034,024
                                              --------------
                                                  80,507,787
                                              --------------
CONSTRUCTION & ENGINEERING -- 0.9%
Fluor Corp. ................        110,698       12,328,436
                                              --------------
ELECTRICAL EQUIPMENT -- 4.5%
Cooper Industries Ltd.
  (Class A).................        211,673       12,084,411
Emerson Electric Co. .......        726,875       34,017,750
Rockwell Automation, Inc. ..        176,104       12,228,662
                                              --------------
                                                  58,330,823
                                              --------------
INDUSTRIAL CONGLOMERATES -- 29.1%
3M Co. .....................        637,505       55,329,059
General Electric Co. .......      6,575,464      251,708,762
Textron, Inc. ..............        135,256       14,893,038
Tyco International Ltd. ....      1,721,539       58,170,803
Tyco International Ltd.
  New.......................         25,000        1,342,000
                                              --------------
                                                 381,443,662
                                              --------------
MACHINERY -- 17.6%
Caterpillar, Inc. ..........        589,574       46,163,644
Cummins, Inc. ..............        165,796       16,780,213
Danaher Corp. ..............        230,773       17,423,361
Deere & Co. ................        216,774       26,173,293
Dover Corp. ................        213,498       10,920,423
Eaton Corp. ................        154,677       14,384,961
Illinois Tool Works, Inc. ..        377,956       20,481,436
Ingersoll-Rand Co. (Class
  A)........................        302,166       16,564,740
ITT Corp. ..................        190,571       13,012,188
PACCAR, Inc. ...............        249,333       21,701,944
Pall Corp. .................        154,991        7,128,036
Parker-Hannifin Corp. ......        126,093       12,345,766
Terex Corp. (a).............         89,022        7,237,489
                                              --------------
                                                 230,317,494
                                              --------------
ROAD & RAIL -- 8.0%
Burlington Northern Santa Fe
  Corp. ....................        345,288       29,397,820
CSX Corp. ..................        454,891       20,506,486
Norfolk Southern Corp. .....        398,433       20,945,623
Ryder System, Inc. .........         95,918        5,160,389
Union Pacific Corp. ........        254,387       29,292,663
                                              --------------
                                                 105,302,981
                                              --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
W.W. Grainger, Inc. ........         80,372        7,478,615
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $1,331,596,378).....                   1,342,939,931
                                              --------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $1,911,835).........      1,911,835        1,911,835
                                              --------------
TOTAL INVESTMENTS -- 102.7%
  (Cost $1,333,508,213).....                   1,344,851,766
OTHER ASSETS AND LIABILITIES
  -- (2.7)%.................                     (34,968,302)
                                              --------------
NET ASSETS -- 100.0%........                  $1,309,883,464
                                              ==============




(a) Non-income producing security

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 99.8%
CHEMICALS -- 51.2%
Air Products & Chemicals,
  Inc. .....................        675,746   $   54,309,706
Ashland, Inc. ..............        177,114       11,326,440
Dow Chemical Co. ...........      2,960,517      130,914,062
Du Pont (E.I.) de Nemours
  and Co. ..................      2,868,633      145,841,302
Eastman Chemical Co. .......        265,438       17,075,627
Ecolab, Inc. ...............        549,581       23,467,109
Hercules, Inc. (a)..........        375,456        7,377,710
International Flavors &
  Fragrances, Inc. .........        246,159       12,834,730
Monsanto Co. ...............      1,687,995      114,007,182
PPG Industries, Inc. .......        513,426       39,076,853
Praxair, Inc. ..............        901,834       64,923,030
Rohm & Haas Co. ............        446,813       24,431,735
Sigma-Aldrich Corp. ........        414,115       17,670,287
                                              --------------
                                                 663,255,773
                                              --------------
CONSTRUCTION MATERIALS -- 2.7%
Vulcan Materials Co. .......        298,695       34,212,525
                                              --------------
CONTAINERS & PACKAGING -- 6.0%
Ball Corp. .................        322,681       17,156,949
Bemis Co., Inc. ............        332,221       11,023,093
Pactiv Corp. (a)............        411,681       13,128,507
Sealed Air Corp. ...........        509,389       15,801,247
Temple-Inland, Inc. ........        333,775       20,537,175
                                              --------------
                                                  77,646,971
                                              --------------
METALS & MINING -- 30.1%
Alcoa, Inc. ................      2,697,977      109,349,008
Allegheny Technologies,
  Inc. .....................        319,904       33,551,531
Freeport-McMoran Copper &
  Gold, Inc. (Class B)......      1,165,778       96,549,734
Newmont Mining Corp.
  (Holding Co.).............      1,407,895       54,992,379
Nucor Corp. ................        940,907       55,184,196
United States Steel Corp. ..        370,714       40,315,147
                                              --------------
                                                 389,941,995
                                              --------------
PAPER & FOREST PRODUCTS -- 9.8%
International Paper Co. ....      1,358,912       53,065,514
MeadWestvaco Corp. .........        580,571       20,505,768
Weyerhaeuser Co. ...........        673,392       53,150,830
                                              --------------
                                                 126,722,112
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $1,319,687,709).....                   1,291,779,376
                                              --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio
  (Cost $1,697,480).........      1,697,480        1,697,480
                                              --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $1,321,385,189).....                   1,293,476,856
OTHER ASSETS AND
  LIABILITIES  -- 0.1%......                       1,124,669
                                              --------------
NET ASSETS -- 100.0%........                  $1,294,601,525
                                              ==============




(a) Non-income producing security

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 14.1%
Avaya, Inc. (a).............        530,808   $    8,938,807
CIENA Corp. (a).............         84,199        3,042,110
Cisco Systems, Inc. (a).....      5,404,816      150,524,125
Corning, Inc. (a)...........      1,506,026       38,478,964
JDS Uniphase Corp. (a)......        201,800        2,710,174
Juniper Networks, Inc. (a)..        504,151       12,689,481
Motorola, Inc. .............      2,087,652       36,951,440
QUALCOMM, Inc. .............      1,497,259       64,966,068
Tellabs, Inc. (a)...........        421,314        4,533,339
                                              --------------
                                                 322,834,508
                                              --------------
COMPUTERS & PERIPHERALS -- 20.9%
Apple, Inc. (a).............        810,402       98,901,460
Dell, Inc. (a)..............      2,029,994       57,956,329
EMC Corp. (a)...............      1,904,952       34,479,631
Hewlett-Packard Co. ........      2,342,683      104,530,515
International Business
  Machines Corp. ...........      1,216,044      127,988,631
Lexmark International, Inc.
  (Class A) (a).............         87,109        4,295,345
NCR Corp. (a)...............        179,675        9,440,125
Network Appliance, Inc.
  (a).......................        354,001       10,336,829
QLogic Corp. (a)............        152,306        2,535,895
SanDisk Corp. (a)...........        203,169        9,943,091
Sun Microsystems, Inc. (a)..      3,263,713       17,167,130
                                              --------------
                                                 477,574,981
                                              --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.0%
AT&T, Inc. .................      4,180,037      173,471,536
CenturyTel, Inc. ...........        103,629        5,083,002
Citizens Communications
  Co. ......................        334,840        5,113,007
Embarq Corp. ...............        135,195        8,567,307
Qwest Communications
  International, Inc. (a)...      1,424,200       13,814,740
Verizon Communications,
  Inc. .....................      2,584,705      106,412,305
Windstream Corp. ...........        423,919        6,257,044
                                              --------------
                                                 318,718,941
                                              --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
Agilent Technologies, Inc.
  (a).......................        363,656       13,978,937
Jabil Circuit, Inc. ........        171,596        3,787,124
Molex, Inc. ................        125,932        3,779,219
Solectron Corp. (a).........        880,945        3,241,878
Tektronix, Inc. ............         84,610        2,854,741
Tyco Electronics Ltd. ......        443,200       17,311,392
                                              --------------
                                                  44,953,291
                                              --------------
INTERNET SOFTWARE & SERVICES -- 7.5%
eBay, Inc. (a)..............      1,007,696       32,427,657
Google, Inc. (Class A) (a)..        194,164      101,621,554
VeriSign, Inc. (a)..........        218,002        6,917,204
Yahoo!, Inc. (a)............      1,105,793       30,000,164
                                              --------------
                                                 170,966,579
                                              --------------
IT SERVICES -- 5.8%
Affiliated Computer
  Services, Inc. (Class A)
  (a).......................         87,854        4,983,079
Automatic Data Processing,
  Inc. .....................        492,513       23,872,105
Cognizant Technology
  Solutions Corp. (a).......        128,603        9,656,799
Computer Sciences Corp.
  (a).......................        160,979        9,521,908
Convergys Corp. (a).........        121,009        2,933,258
Electronic Data Systems
  Corp. ....................        467,138       12,953,737
Fidelity National
  Information Services,
  Inc. .....................        146,389        7,945,995
First Data Corp. ...........        671,558       21,939,800
Fiserv, Inc. (a)............        149,738        8,505,118
Paychex, Inc. ..............        302,612       11,838,181
Unisys Corp. (a)............        331,034        3,025,651
Western Union Co. (The).....        687,815       14,327,187
                                              --------------
                                                 131,502,818
                                              --------------
OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a).............        872,293       16,119,975
                                              --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 14.4%
Advanced Micro Devices, Inc.
  (a).......................        549,790        7,861,997
Altera Corp. ...............        335,311        7,420,432
Analog Devices, Inc. .......        299,840       11,285,978
Applied Materials, Inc. ....      1,244,937       24,736,898
Broadcom Corp. (Class
  A)(a).....................        439,567       12,857,335
Intel Corp. ................      5,172,282      122,893,420
KLA-Tencor Corp. ...........        177,228        9,738,679
Linear Technology Corp. ....        233,057        8,432,002
LSI Logic Corp. (a).........        770,932        5,789,699
Maxim Integrated Products,
  Inc. .....................        292,579        9,775,064
MEMC Electronic Materials,
  Inc. (a)..................        199,768       12,209,820
Micron Technology, Inc.
  (a).......................        706,271        8,849,576
National Semiconductor
  Corp. ....................        272,172        7,694,302
Novellus Systems, Inc. (a)..        120,219        3,410,613
NVIDIA Corp. (a)............        369,148       15,249,504
Teradyne, Inc. (a)..........        186,644        3,281,202
Texas Instruments, Inc. ....      1,289,135       48,510,150
Xilinx, Inc. ...............        276,606        7,404,743
                                              --------------
                                                 327,401,414
                                              --------------
SOFTWARE -- 17.2%
Adobe Systems, Inc. (a).....        546,844       21,955,787
Autodesk, Inc. (a)..........        240,637       11,329,190
BMC Software, Inc. (a)......        193,141        5,852,172
CA, Inc. ...................        378,910        9,787,245
Citrix Systems, Inc. (a)....        179,976        6,059,792
Compuware Corp. (a).........        313,373        3,716,604
Electronic Arts, Inc. (a)...        286,280       13,546,770
Intuit, Inc. (a)............        314,841        9,470,417
Microsoft Corp. ............      7,494,692      220,868,573
Novell, Inc. (a)............        377,803        2,943,085
Oracle Corp. (a)............      3,540,445       69,782,171
Symantec Corp. (a)..........        802,075       16,201,915
                                              --------------
                                                 391,513,721
                                              --------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.3%
ALLTEL Corp. ...............        312,646       21,119,238
Sprint Nextel Corp. ........      2,629,989       54,467,072
                                              --------------
                                                  75,586,310
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $2,282,262,757).....                   2,277,172,538
                                              --------------


THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio .......      1,525,093   $    1,525,093
Federated Prime Obligations
  Fund......................          2,997            2,997
                                              --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,528,090).........                       1,528,090
                                              --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,283,790,847).....                   2,278,700,628
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)...                        (425,131)
                                              --------------
NET ASSETS -- 100.0%........                  $2,278,275,497
                                              ==============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ---------   --------------


COMMON STOCKS -- 99.7%
ELECTRIC UTILITIES -- 51.0%
Allegheny Energy, Inc. (a)..      1,248,163   $   64,579,954
American Electric Power Co.,
  Inc. .....................      3,014,482      135,772,269
Duke Energy Corp. ..........      9,514,840      174,121,572
Edison International........      2,462,035      138,169,404
Entergy Corp................      1,491,424      160,104,366
Exelon Corp. ...............      5,080,749      368,862,377
FirstEnergy Corp. ..........      2,303,592      149,111,510
FPL Group, Inc. ............      3,070,378      174,213,248
Pinnacle West Capital
  Corp. ....................        757,827       30,199,406
PPL Corp. ..................      2,909,944      136,156,280
Progress Energy, Inc. ......      1,923,110       87,674,585
Southern Co. (The)..........      5,678,247      194,707,090
                                              --------------
                                               1,813,672,061
                                              --------------
GAS UTILITIES -- 2.4%
Nicor, Inc. ................        339,539       14,573,014
Questar Corp. ..............      1,304,310       68,932,784
                                              --------------
                                                  83,505,798
                                              --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 13.8%
AES Corp. (a) ..............      5,040,659      110,289,619
Constellation Energy Group,
  Inc. .....................      1,365,291      119,012,417
Dynegy, Inc. (Class A) (a)..      3,052,446       28,815,090
TXU Corp....................      3,485,021      234,541,913
                                              --------------
                                                 492,659,039
                                              --------------
MULTI-UTILITIES -- 32.5%
Ameren Corp. ...............      1,558,883       76,400,856
CenterPoint Energy, Inc. ...      2,428,754       42,260,320
CMS Energy Corp. ...........      1,694,312       29,142,166
Consolidated Edison, Inc. ..      2,044,263       92,237,146
Dominion Resources, Inc. ...      2,646,061      228,381,525
DTE Energy Co. .............      1,331,258       64,193,261
Integrys Energy Group,
  Inc. .....................        570,500       28,941,465
KeySpan Corp. ..............      1,328,079       55,752,756
NiSource, Inc. .............      2,070,739       42,885,005
PG&E Corp. .................      2,655,615      120,299,359
Public Service Enterprise
  Group, Inc. ..............      1,910,059      167,664,979
Sempra Energy...............      1,994,265      118,120,316
TECO Energy, Inc. ..........      1,587,705       27,276,772
Xcel Energy, Inc. ..........      3,094,227       63,338,827
                                              --------------
                                               1,156,894,753
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $3,543,226,344).....                   3,546,731,651
                                              --------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio
  (Cost $7,181,949).........      7,181,949        7,181,949
                                              --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $3,550,408,293).....                   3,553,913,600
OTHER ASSETS AND
  LIABILITIES -- 0.1%.......                       4,582,632
                                              --------------
NET ASSETS -- 100.0%........                  $3,558,496,232
                                              ==============




(a) Non-income producing security

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees. In these cases, a Select Sector SPDR Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2007 were as follows:



                                                                     GROSS           GROSS       NET UNREALIZED
                                                 IDENTIFIED       UNREALIZED      UNREALIZED      APPRECIATION
                                                    COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------


Consumer Discretionary Select Sector SPDR
  Fund                                         $  718,248,812    $  9,636,526    $ 46,218,058     $ (36,581,532)
Consumer Staples Select Sector SPDR Fund        1,566,588,570      89,820,543      31,287,171        58,533,372
Energy Select Sector SPDR Fund                  4,706,455,763      83,489,249      54,518,887        28,970,362
Financial Select Sector SPDR Fund               2,183,248,775         484,194     128,865,124      (128,380,930)
Health Care Select Sector SPDR Fund             2,074,774,194     101,242,750     117,399,361       (16,156,611)
Industrial Select Sector SPDR Fund              1,333,508,213      31,146,894      19,803,341        11,343,553
Materials Select Sector SPDR Fund               1,321,385,189      22,382,986      50,291,319       (27,908,333)
Technology Select Sector SPDR Fund              2,283,790,847     185,633,761     190,723,980        (5,090,219)
Utilities Select Sector SPDR Fund               3,550,408,293      84,483,355      80,978,048         3,505,307


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         President

By:      /s/ John W. Clark
         ------------------
         John W. Clark
         Treasurer

Date:    August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Gary L. French
         ------------------
         Gary L. French
         President

By:      /s/ John W. Clark
         ------------------
         John W. Clark
         Treasurer

Date:    August 23, 2007